Goodwill (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of reconciliation of changes in goodwill [abstract]
Disclosure of reconciliation of changes in goodwill [Table Text Block]

The following table presents the changes in goodwill during the years ended March 31, 2021 and 2020:

	As of March 31,
	2021		2020
Opening balance, gross	Rs.	20,278	Rs.	20,176
Goodwill arising on business combinations (1)		530		-
Effect of translation adjustments		44		102
Impairment loss (2)		(16,284)		(16,284)
Closing balance	Rs.	4,568	Rs.	3,994

(1)	Refer to Note 6 of these consolidated financial statements for further details.
(2)	The impairment loss of Rs.16,284 includes Rs.16,003 pertaining to the Company’s German subsidiary, betapharm Arzneimittel GmbH, which is part of the Company’s Global Generics segment. This impairment loss was recorded for the years ended March 31, 2009 and 2010.

Disclosure of Information for Cash generating Units [Table Text Block]
The carrying amount of goodwill (other than those arising upon investment in a joint venture) was allocated to the cash generating units as follows:

	As of March 31,
	2021		2020
PSAI-Active Pharmaceutical Operations	Rs.	997	Rs.	997
Global Generics-Complex Injectables		1,421		1,372
Global Generics-North America Operations		1,015		1,021
Global Generics-Branded Formulations		1,021		491
Other s		114		113
	Rs.	4,568	Rs.	3,994